Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended September 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$2,959,254	$3,879,675
BioTherapeutics	—	—
Total	$2,959,254	$3,879,675

Income (Loss) from Operations
Vaccines/BioDefense	$239,012	$653,415
BioTherapeutics	(908,086)	(959,065)
Corporate	(829,743)	(964,016)
Total	$(1,498,817)	$(1,269,666)

Amortization and Depreciation Expense
Vaccines/BioDefense	$10,090	$10,093
BioTherapeutics	10,313	50,673
Corporate	2,063	2,074
Total	$22,466	$62,840

Other Income (Expense), Net
Corporate	$(174,400)	$4,044,014

Share-Based Compensation
Vaccines/BioDefense	$25,164	$19,344
BioTherapeutics	30,496	29,180
Corporate	61,590	86,400
Total	$117,250	$134,924
	Nine Months Ended September 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$8,750,291	$5,781,816
BioTherapeutics	—	13,972
Total	$8,750,291	$5,795,788

Income (Loss) from Operations
Vaccines/BioDefense	$1,291,123	$1,040,627
BioTherapeutics	(2,822,766)	(3,094,883)
Corporate	(2,882,836)	(2,808,428)
Total	$(4,414,479)	$(4,862,684)

Amortization and Depreciation Expense
Vaccines/BioDefense	$30,150	$29,820
BioTherapeutics	31,309	148,913
Corporate	6,443	5,763
Total	$67,902	$184,496

Other Income (Expense), Net
Corporate	$1,499,055	$(909,984)

Share-Based Compensation
Vaccines/BioDefense	$77,393	$63,280
BioTherapeutics	96,313	88,615
Corporate	280,229	262,217
Total	$453,935	$414,112
	As of September 30, 2016	As of December 31, 2015
Identifiable Assets
Vaccines/BioDefense	$1,801,149	$2,123,676
BioTherapeutics	56,555	76,183
Corporate	5,896,100	5,187,263
Total	$7,753,804	$7,387,122

	For the Years Ended December 31,
	2015	2014
Revenues
Vaccines/BioDefense	$8,754,418	$6,756,388
BioTherapeutics	13,972	286,628
Total	$8,768,390	$7,043,016

Income (Loss) from Operations
Vaccines/BioDefense	$1,263,709	$807,164
BioTherapeutics	(4,487,988)	(7,674,381)
Corporate	(3,885,997)	(3,894,132)
Total	$(7,110,276)	$(10,761,349)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,925	$39,625
BioTherapeutics	199,661	199,196
Corporate	7,872	6,966
Total	$247,458	$245,787

Other Income (Expense), Net
Corporate	$(1,209,887)	$3,437,505

Share-Based Compensation
Vaccines/BioDefense	$111,960	$114,920
BioTherapeutics	148,244	193,926
Corporate	394,277	411,304
Total	$654,481	$720,150

	As of December 31,
	2015	2014

Identifiable Assets
Vaccines/BioDefense	$2,123,676	$1,025,220
BioTherapeutics	76,183	204,308
Corporate	5,187,263	5,724,720
Total	$7,387,122	$6,954,248